UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR
ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

20 Pacifica, Suite 700

Irvine, California 92618

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Ascent Funding, LLC
402 W Broadway, Fl 20
San Diego, CA 92101

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

1.	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1.

2.	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1.

3.	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1.

4.	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1.

5.	Not applicable

6.	Not applicable

7.	Not applicable

8.	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 15, 2024, pertaining to Ascent Career Funding Trust 2024-1).

Name of Person Identified in Item 1: KPMG LLP

By:	Cindy H. Tjoe, Partner	/s/ Cindy H. Tjoe
(Print name of duly authorized person)		(Signature)

Date: July 15, 2024

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KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Ascent Funding, LLC (the “Company”)

Atlas SP Securities, a division of Apollo Global Securities, LLC (the “Structuring Agent”) Atlas SP Partners, L.P.

(together, the “Specified Parties”)

Re: Ascent Career Funding Trust 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Ascent Career Securitization Loan Tape - 2024-05-31 - (Programs) V4.xlsx” provided by the Company on June 25, 2024, containing information on 5,946 consumer loans (the “Consumer Loans”) as of May 31, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Ascent Career Funding Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.01%, respectively.

●	The term “Cutoff Date” means May 31, 2024.

●	The term “Origination System” means the Company’s loan origination system.

●	The term “Servicing System” means the loan servicing system maintained by Launch Servicing, LLC (the “Servicer”).

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

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●	The term “Sources” means the following information related to each Selected Consumer Loan (defined below), provided by the Company:

–	Documents from the Origination System: Credit Agreement, Truth-in-Lending Disclosure Statement, Credit Reports of the borrower and cosigner;

–	Screen from the Origination System: Loan Details;

–	Screens from the Servicing System: Loan Information, Transaction History (Exclude Reversals), Transaction History - Reversals, Incentives History, Deferments / Forbearances, and Address History;

–	Servicing Billing Statement from the Servicing System; and

–	An electronic data file entitled “Program Category Mapping.xlsx” containing the list of program categories corresponding to the Origination School and Program Track fields in the Data File, provided by the Company on June 27, 2024 (“Program Category Mapping”).

The Sources were represented by the Company to be copies of the original documents or electronic records contained within the Origination System or Servicing System.

●	The term “Instructions” means the instructions provided by the Company, pertaining to a procedure, attribute, or methodology, as described in the procedures below.

●	The term “Provided Information” means the Cutoff Date, Sources, and Instructions. The procedures we were instructed by the Company to perform are as follows:

A.	We randomly selected a sample of 150 Consumer Loans (the “Selected Consumer Loans”) from the 5,270 Consumer Loans with an entry of “1” in the “Eligible” field in the Data File. A listing of the Selected Consumer Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Consumer Loans we were instructed to randomly select from the Data File.

B.	For each Selected Consumer Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions
Loan Client ID	CommonLine Unique ID on Loan Information screen
Application ID	Originating Loan ID on Loan Information screen
Original Principal Balance	Total Loan Amount on Truth-in-Lending Disclosure Statement, Total of disbursements on Transaction History (Exclude Reversals) screen
Current Principal Balance	Current Principal Balance on Loan Information screen, Ending Principal Balance as of the Cutoff Date on Transaction History - Reversals screen
Loan Type (Fixed/ Variable)	Credit Agreement
Margin	Credit Agreement

Attribute	Sources / Instructions
ACH Incentive	Total Incentive Discount on Loan Information screen, Discount as of the Cutoff Date on the Incentives History screen
Loan Status

Consider the Loan Status to be:

-     “IN” if the Cutoff Date was on or before the Grad Date on the Loan Information screen,

-     “GR” if the Cutoff Date was after the Grad Date and before the Repayment Begin Date on the Loan Information screen,

-     “RP” if the Cutoff Date was after the Repayment Begin Date on the Loan Information screen,

-     “FO” if the Cutoff Date was after the Repayment Begin Date on the Loan Information screen, and the Deferment Type on the Deferments / Forbearances screen indicated “HRDSHPFORB” as of the Cutoff Date, or

-     “DE” if the Cutoff Date was after the Repayment Begin Date on the Loan Information screen, and the Deferment Type on the Deferments / Forbearances screen indicated “INSCH_INT_RESID” as of the Cutoff Date.

For Selected Consumer Loan #36, the anticipated graduation date was updated after the Cutoff Date. Therefore, the Company instructed us consider the Loan Status to be “GR” if the Cutoff Date was after the End Date which reflects the original anticipated graduation date and before the Grace End Date which reflects the original repayment begin date on or prior to the Cutoff Date on the Deferments / Forbearances screen.

Loan Status - Morphed	Compare to Loan Status in the Data File. If Loan Status is “RP” and Repayment Type is not “Level,” consider the information to be in agreement if Loan Status - Morphed was “IN.”
Repayment Type	For Selected Consumer Loans with Loan Status - Morphed of “RP,” consider the information to be in agreement if the Repayment Type is “Level.” For other Selected Consumer Loans, compare to Current Repayment Schedule on Loan Information screen.
Deferment Grace End Date

Consider the information to be in agreement if:

-     Loan Status is “RP” and Deferment Grace End Date is blank in the Data File,

-     Loan Status is “IN” or “GR” and Deferment Grace End Date is the day preceeding the Repayment Begin Date on Loan Information screen, or

-     Loan Status is “FO” or “DE” and Deferment Grace End Date is the last Grace End Date record before the Cutoff Date that appeared on the Deferments / Forbearances screen.

Loan State	Address History screen

Attribute	Sources / Instructions
First Disbursement Date	The first Disbursement Date on the Transaction History (Exclude Reversals) screen or the Original First Disbursement Date on Loan Information screen
Remaining Term (months)	Recompute as Payment Remaining on Loan Information screen plus the number of principal payments made after the Cutoff Date, if any, appearing on the Transaction History (Exclude Reversals) screen, or Servicing Billing Statement.
Borrower FICO	Credit Report of Borrower
Cosigner FICO	Credit Report of Cosigner
Origination School	Loan Information screen or Loan Details screen. Differences related to spelling of name of the school are not considered exceptions.
Origination Program Category	Program Category Mapping
Origination Program Track	Loan Details screen

We found such information to be in agreement without exception.

C.	For each Selected Consumer Loan, we observed the presence of the borrower’s and co-signer’s signatures on the Credit Agreement. We performed no procedures to assess compliance with any signatory requirements or confirm the authenticity of the signatures.

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Consumer Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Consumer Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Consumer Loans being securitized, (iii) the compliance of the originator of the Consumer Loans with federal, state, and local laws and regulations, or

(iv) any other factor or characteristic of the Consumer Loans that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

July 15, 2024

Exhibit A - The Selected Consumer Loans

Selected Consumer Loan #	Consumer Loan Number*	Selected Consumer Loan #	Consumer Loan Number*	Selected Consumer Loan #	Consumer Loan Number*
1	20241001	51	20241051	101	20241101
2	20241002	52	20241052	102	20241102
3	20241003	53	20241053	103	20241103
4	20241004	54	20241054	104	20241104
5	20241005	55	20241055	105	20241105
6	20241006	56	20241056	106	20241106
7	20241007	57	20241057	107	20241107
8	20241008	58	20241058	108	20241108
9	20241009	59	20241059	109	20241109
10	20241010	60	20241060	110	20241110
11	20241011	61	20241061	111	20241111
12	20241012	62	20241062	112	20241112
13	20241013	63	20241063	113	20241113
14	20241014	64	20241064	114	20241114
15	20241015	65	20241065	115	20241115
16	20241016	66	20241066	116	20241116
17	20241017	67	20241067	117	20241117
18	20241018	68	20241068	118	20241118
19	20241019	69	20241069	119	20241119
20	20241020	70	20241070	120	20241120
21	20241021	71	20241071	121	20241121
22	20241022	72	20241072	122	20241122
23	20241023	73	20241073	123	20241123
24	20241024	74	20241074	124	20241124
25	20241025	75	20241075	125	20241125
26	20241026	76	20241076	126	20241126
27	20241027	77	20241077	127	20241127
28	20241028	78	20241078	128	20241128
29	20241029	79	20241079	129	20241129
30	20241030	80	20241080	130	20241130
31	20241031	81	20241081	131	20241131
32	20241032	82	20241082	132	20241132
33	20241033	83	20241083	133	20241133
34	20241034	84	20241084	134	20241134
35	20241035	85	20241085	135	20241135
36	20241036	86	20241086	136	20241136
37	20241037	87	20241087	137	20241137
38	20241038	88	20241088	138	20241138
39	20241039	89	20241089	139	20241139
40	20241040	90	20241090	140	20241140
41	20241041	91	20241091	141	20241141
42	20241042	92	20241092	142	20241142
43	20241043	93	20241093	143	20241143
44	20241044	94	20241094	144	20241144
45	20241045	95	20241095	145	20241145
46	20241046	96	20241096	146	20241146
47	20241047	97	20241097	147	20241147
48	20241048	98	20241098	148	20241148
49	20241049	99	20241099	149	20241149
50	20241050	100	20241100	150	20241150

*	The Company has assigned a unique Loan Client ID to each Consumer Loan in the Data File. The Consumer Loan Numbers referred to in this Exhibit are not the Company’ Loan Client ID's

A-1